Regulatory and Agency Capital Requirements Minimum Required Regulatory Capital Ratios – Transition Requirements (Details)	Dec. 31, 2020	Dec. 31, 2019
Wells Fargo & Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital	0.0900	0.0900
Tier 1 capital	0.1050	0.1050
Total capital	0.1250	0.1250
Tier 1 leverage	0.0400	0.0400
Supplementary leverage	0.0500	0.0500
Banking Regulation, Global Systemically Important Bank (GSIB) Surcharge	0.0200
Supplementary leverage ratio, minimum	0.0300
Leverage buffer, minimum	0.0200
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Banking Regulation, Stress Capital Buffer (SCB)	0.0250
Wells Fargo & Company [Member] | Advanced Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer, minimum	0.0250
Wells Fargo Bank, NA [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital	0.0700	0.0700
Tier 1 capital	0.0850	0.0850
Total capital	0.1050	0.1050
Tier 1 leverage	0.0400	0.0400
Supplementary leverage	0.0600	0.0600
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Banking Regulation, Stress Capital Buffer (SCB)	0.0250
Wells Fargo Bank, NA [Member] | Advanced Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer, minimum	0.0250